CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 178,326	$ 153,794
Receivables (net of allowances: December 31, 2022-$976 and January 1, 2022-$1,726)	24,273	29,321
Inventories	20,528	30,566
Prepaid income taxes	19,447	30,478
Prepaid expenses and other current assets	38,757	27,014
TOTAL CURRENT ASSETS	281,331	271,173
Property and equipment, net	28,229	37,219
Operating lease assets	75,696	89,902
Franchise rights acquired	386,745	785,195
Goodwill	155,998	157,374
Other intangible assets, net	63,306	61,126
Deferred income taxes	22,246	11,259
Other noncurrent assets	14,879	15,686
TOTAL ASSETS	1,028,430	1,428,934
CURRENT LIABILITIES
Portion of operating lease liabilities due within one year	17,955	20,297
Accounts payable	18,890	22,444
Salaries and wages payable	72,577	57,401
Accrued marketing and advertising	17,927	15,904
Accrued interest	5,289	5,085
Other accrued liabilities	30,118	45,728
Derivative payable		14,670
Income taxes payable	1,646	1,748
Deferred revenue	32,156	45,855
TOTAL CURRENT LIABILITIES	196,558	229,132
Long-term debt, net	1,422,284	1,418,104
Long-term operating lease liabilities	68,099	78,157
Deferred income taxes	23,119	157,718
Other	2,185	2,227
TOTAL LIABILITIES	1,712,245	1,885,338
Commitments and contingencies (Note 16)
TOTAL DEFICIT
Common stock, $0 par value; 1,000,000 shares authorized; 122,052 shares issued at December 31, 2022 and 122,052 shares issued at January 1, 2022	0	0
Treasury stock, at cost, 51,496 shares at December 31, 2022 and 51,988 shares at January 1, 2022	(3,097,304)	(3,120,149)
Retained earnings	2,418,959	2,682,349
Accumulated other comprehensive loss	(5,470)	(18,604)
TOTAL DEFICIT	(683,815)	(456,404)
TOTAL LIABILITIES AND TOTAL DEFICIT	$ 1,028,430	$ 1,428,934